Going Concern Uncertainty (Details)								12 Months Ended
		Apr. 30, 2024 USD ($)	Apr. 29, 2024 USD ($)	Mar. 31, 2024 USD ($)	Feb. 29, 2024 USD ($)	Feb. 09, 2024 USD ($) $ / shares shares	Dec. 27, 2023 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2024 USD ($) $ / shares	Mar. 31, 2023 $ / shares
Going Concern Uncertainty [Line Items]
Net loss (in Yuan Renminbi)								¥ (433,464,871)	$ (61,094,414)	¥ (145,479,105)	¥ (106,004,401)
Accumulated deficit (in Yuan Renminbi)								(2,307,502,836)		(1,874,037,965)		$ (325,229,434)
Cash								246,351,231		¥ 370,108,059		34,721,808
Outstanding bank loans and other borrowings								417,500,000				$ 58,800,000
Repaying the loan							$ 40,000,000
Accrued interest			$ 3,100,000
Sale of ordinary shares (in Shares) | shares						95,269,762
Par value per share (in Dollars per share) | $ / shares	[1]											$ 0.00002	$ 0.00002
R-Bridge Healthcare Fund, LP [Member]
Going Concern Uncertainty [Line Items]
Repaid debt		$ 18,100,000		$ 10,000,000	$ 15,000,000
Repaid loan			$ 40,000,000
Cash [Member]
Going Concern Uncertainty [Line Items]
Cash								¥ 246,400,000				$ 34,700,000
Common Stock [Member]
Going Concern Uncertainty [Line Items]
Par value per share (in Dollars per share) | $ / shares						$ 0.00002
Private Placement [Member]
Going Concern Uncertainty [Line Items]
Sale of private placement						$ 40,000,000
Sale of ordinary shares (in Dollars per share) | $ / shares						$ 0.41986

[1]	Gives retroactive effect to the business combination in March 2023.